Annual Fund Operating Expenses - No Load Class Prospectus	Apr. 30, 2026
Kinetics Internet Fund | Kinetics Internet Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[1]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.17%
Other Expenses (as a percentage of Assets):	0.42%
Expenses (as a percentage of Assets)	1.67%
Kinetics Global Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Kinetics Global Fund | Kinetics Global Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.33%
Other Expenses (as a percentage of Assets):	0.58%
Expenses (as a percentage of Assets)	1.83%
Fee Waiver or Reimbursement	(0.44%)	[3]
Net Expenses (as a percentage of Assets)	1.39%
Kinetics Paradigm Fund | Kinetics Paradigm Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[4]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.14%
Other Expenses (as a percentage of Assets):	0.39%
Expenses (as a percentage of Assets)	1.64%
Kinetics Small Cap Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Kinetics Small Cap Opportunities Fund | Kinetics Small Cap Opportunities Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[5]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.15%
Other Expenses (as a percentage of Assets):	0.40%
Expenses (as a percentage of Assets)	1.65%
Fee Waiver or Reimbursement	(0.01%)	[6]
Net Expenses (as a percentage of Assets)	1.64%
Kinetics Market Opportunities Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Kinetics Market Opportunities Fund | Kinetics Market Opportunities Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.25%	[7]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.18%
Other Expenses (as a percentage of Assets):	0.43%
Expenses (as a percentage of Assets)	1.68%
Fee Waiver or Reimbursement	(0.28%)	[8]
Net Expenses (as a percentage of Assets)	1.40%
Kinetics Multi-Disciplinary Income Fund
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	April 30, 2027
Kinetics Multi-Disciplinary Income Fund | Kinetics Multi-Disciplinary Income Fund, No Load Class
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	1.00%	[9]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.25%
Component2 Other Expenses	0.48%
Other Expenses (as a percentage of Assets):	0.73%
Expenses (as a percentage of Assets)	1.73%	[10]
Fee Waiver or Reimbursement	(0.99%)	[11]
Net Expenses (as a percentage of Assets)	0.74%

[1]	This table and the example below reflect the aggregate expenses of the Internet Fund and the Internet Portfolio. The management fees paid by the Internet Fund reflect the proportionate share of fees allocated to the Internet Fund from the Internet Portfolio. The fees and expenses of the Internet Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Internet Portfolio.
[2]	This table and the example below reflect the aggregate expenses of the Global Fund and the Global Portfolio. The management fees paid by the Global Fund reflect the proportionate share of fees allocated to the Global Fund from the Global Portfolio. The fees and expenses of the Global Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Global Portfolio.
[3]	Horizon Kinetics Asset Management LLC, the investment adviser to the Global Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[4]	This table and the example below reflect the aggregate expenses of the Paradigm Fund and the Paradigm Portfolio. The management fees paid by the Paradigm Fund reflect the proportionate share of fees allocated to the Paradigm Fund from the Paradigm Portfolio. The fees and expenses of the Paradigm Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Paradigm Portfolio.
[5]	This table and the example below reflect the aggregate expenses of the Small Cap Fund and the Small Cap Portfolio. The management fees paid by the Small Cap Fund reflect the proportionate share of fees allocated to the Small Cap Fund from the Small Cap Portfolio. The fees and expenses of the Small Cap Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Small Cap Portfolio.
[6]	Horizon Kinetics Asset Management LLC, the investment adviser to the Small Cap Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.64%, excluding acquired fund fees and expenses. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[7]	This table and the example below reflect the aggregate expenses of the Market Opportunities Fund and the Market Opportunities Portfolio. The management fees paid by the Market Opportunities Fund reflect the proportionate share of fees allocated to the Market Opportunities Fund from the Market Opportunities Portfolio. The fees and expenses of the Market Opportunities Portfolio include those incurred by any subsidiary wholly-owned and controlled by the Market Opportunities Portfolio.
[8]	Horizon Kinetics Asset Management LLC, the investment adviser to the Market Opportunities Portfolio of the Kinetics Portfolios Trust (the “Investment Adviser”), has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.40% of the Fund’s average daily net assets, excluding acquired fund fees and expenses, taxes, brokerage commissions, extraordinary items and interest. The Fund may have to repay the Investment Adviser some of these amounts waived or reimbursed within three years if total operating expenses fall below the expense cap described above. Such repayments are subject to approval by the Board of Trustees, and amounts recaptured under the agreement, if any, are limited to the lesser of (i) the expense limitation in effect at the time of the waiver or reimbursement and (ii) the expense limitation in effect at the time of the recapture. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.
[9]	This table and the example below reflect the aggregate expenses of the Multi-Disciplinary Income Fund and the Multi-Disciplinary Income Portfolio. The management fees paid by the Multi-Disciplinary Income Fund reflect the proportionate share of fees allocated to the Multi-Disciplinary Income Fund from the Multi-Disciplinary Income Portfolio.
[10]	Total Annual Fund Operating Expenses do not correlate to the ratio of operating expenses to average net assets before expense reimbursement found in the “Financial Highlights” section of this Prospectus, which reflects the Multi-Disciplinary Income Fund’s operating Expenses and does not include acquired fund fees and expenses.
[11]	The Investment Adviser has agreed to waive management fees and reimburse Fund expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.74%, excluding acquired fund fees and expenses and interest expense on securities sold short. The Investment Adviser has also agreed to waive 0.75% of the 1.00% management fee. These waivers and reimbursements are in effect until April 30, 2027, and may not be terminated without the approval of the Board.